Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Schedule of Share Capital Composed of Ordinary Shares	The share capital composed of ordinary shares as follows:
	Number of ordinary shares December 31
	2024	2023
Issued (*)	1,715,817	93,561
Authorized	90,000,000	3,351,351

(*)	Retroactively adjusted.